BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 37.1%
Brazil - 5.0%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/29	20,055,000	BRL	$3,542,232
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	142,760,000	BRL	25,100,225

Total Brazil					28,642,457

China - 3.1%
China Government Bond	3.810%	9/14/50	106,000,000	CNH	18,030,907

Colombia - 3.2%
Colombian TES, Bonds	6.000%	4/28/28	39,220,000,000	COP	8,657,478
Colombian TES, Bonds	7.250%	10/26/50	48,190,000,000	COP	9,583,968

Total Colombia					18,241,446

Indonesia - 6.1%
Indonesia Treasury Bond	9.000%	3/15/29	172,100,000,000	IDR	13,767,282
Indonesia Treasury Bond	8.375%	3/15/34	142,600,000,000	IDR	11,129,780
Indonesia Treasury Bond	7.500%	6/15/35	94,900,000,000	IDR	6,941,649
Indonesia Treasury Bond	8.750%	2/15/44	43,500,000,000	IDR	3,515,343

Total Indonesia					35,354,054

Mexico - 6.1%
Mexican Bonos, Bonds	8.000%	11/7/47	418,000,000	MXN	20,282,252
Mexican Bonos, Senior Notes	8.500%	11/18/38	295,000,000	MXN	15,071,813

Total Mexico					35,354,065

South Africa - 3.9%
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	416,500,000	ZAR	22,788,268

South Korea - 7.8%
Korea Treasury Bond	1.500%	12/10/30	59,900,000,000	KRW	45,352,690

United Kingdom - 1.9%
United Kingdom Gilt, Bonds	0.625%	10/22/50	10,270,000	GBP	11,141,096	(a)

TOTAL SOVEREIGN BONDS (Cost - $230,939,610)					214,904,983

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 23.2%
U.S. Government Obligations - 23.2%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.049%)	0.289%	1/31/23	44,180,000		44,222,439	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.034%)	0.274%	4/30/23	4,360,000		4,364,524	(b)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2022 Quarterly Report	1

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.029%)	0.269%	7/31/23	50,140,000	$50,196,759	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.035%)	0.275%	10/31/23	35,345,000	35,394,150	(b)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $134,041,968)				134,177,872

CORPORATE BONDS & NOTES - 21.0%
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 1.8%
General Motors Co., Senior Notes	6.250%	10/2/43	1,425,000	1,824,079
General Motors Financial Co. Inc., Senior Notes (SOFR + 1.200%)	1.249%	11/17/23	8,270,000	8,361,800	(b)

TOTAL CONSUMER DISCRETIONARY				10,185,879

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	6,060,000	5,624,710

FINANCIALS - 15.2%
Banks - 8.4%
Bank of Montreal, Senior Notes (SOFR + 0.680%)	0.729%	3/10/23	12,960,000	13,019,840	(b)
Bank of Nova Scotia, Senior Notes (SOFR + 0.550%)	0.599%	9/15/23	11,780,000	11,823,715	(b)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.800%)	0.849%	3/17/23	11,910,000	11,983,149	(b)
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.400%)	0.450%	7/7/25	11,730,000	11,741,344	(b)(c)

Total Banks				48,568,048

Capital Markets - 2.2%
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	0.914%	2/23/23	12,630,000	12,697,268	(b)

Consumer Finance - 1.8%
Capital One Financial Corp., Senior Notes (SOFR + 0.690%)	0.740%	12/6/24	10,340,000	10,335,541	(b)

Insurance - 2.8%
Athene Global Funding, Senior Secured Notes (SOFR + 0.700%)	0.749%	5/24/24	9,220,000	9,238,642	(b)(c)
Metropolitan Life Global Funding I, Secured Notes (SOFR + 0.570%)	0.620%	1/13/23	7,310,000	7,336,613	(b)(c)

Total Insurance				16,575,255

TOTAL FINANCIALS				88,176,112

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global Unconstrained Bond Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
INDUSTRIALS - 2.6%
Aerospace & Defense - 1.4%
Boeing Co., Senior Notes	5.805%	5/1/50	3,090,000		$3,892,902
Boeing Co., Senior Notes	3.950%	8/1/59	2,040,000		1,960,135
Boeing Co., Senior Notes	5.930%	5/1/60	1,730,000		2,199,018

Total Aerospace & Defense					8,052,055

Machinery - 1.2%
Caterpillar Financial Services Corp., Senior Notes (SOFR + 0.150%)	0.199%	11/17/22	7,150,000		7,154,241	(b)

TOTAL INDUSTRIALS					15,206,296

INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Jabil Inc., Senior Notes	3.000%	1/15/31	2,300,000		2,281,422

TOTAL CORPORATE BONDS & NOTES (Cost - $121,055,385)					121,474,419

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 4.3%
Angel Oak Mortgage Trust, 2019-6 A1	2.620%	11/25/59	1,980,139		1,980,475	(b)(c)
Angel Oak Mortgage Trust I LLC, 2019-2 A1	3.628%	3/25/49	654,625		655,948	(b)(c)
Commercial Mortgage Trust, 2017-PANW D	3.935%	10/10/29	4,900,000		4,950,047	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K087 A2	3.771%	12/25/28	2,850,000		3,167,490
IM Pastor FTA, 4 A (3 mo. EURIBOR + 0.140%, 0.000% floor)	0.000%	3/22/44	2,541,322	EUR	2,672,748	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 A3	3.276%	11/15/52	8,755,000		9,095,297
Residential Mortgage Loan Trust, 2019-3 A1	2.633%	9/25/59	2,647,390		2,642,291	(b)(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $25,824,496)					25,164,296

ASSET-BACKED SECURITIES - 2.1%
Towd Point Mortgage Trust, 2018-3 A2	3.875%	5/25/58	2,545,000		2,653,630	(b)(c)
Towd Point Mortgage Trust, 2018-5 A1	3.250%	7/25/58	9,150,368		9,315,253	(b)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $11,904,774)					11,968,883

CONVERTIBLE BONDS & NOTES - 0.4%
COMMUNICATION SERVICES - 0.4%
Media - 0.4%
DISH Network Corp., Senior Notes (Cost - $2,862,119)	3.375%	8/15/26	2,730,000		2,547,881

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $526,628,352)					510,238,334

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2022 Quarterly Report	3

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 12.6%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $72,796,510)	0.010%	72,796,510	$72,796,510	(e)

TOTAL INVESTMENTS - 100.7% (Cost - $599,424,862)			583,034,844
Liabilities in Excess of Other Assets - (0.7)%			(4,257,687)

TOTAL NET ASSETS - 100.0%			$578,777,157

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2022, the total market value of investments in Affiliated Companies was $72,796,510 and the cost was $72,796,510 (Note 2).

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CNH	— Chinese Offshore Yuan
COP	— Colombian Peso
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
IDR	— Indonesian Rupiah
KRW	— South Korean Won
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Unconstrained Bond Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

At January 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
Euro-BTP	198	3/22	$33,085,475	$32,450,000	$(635,475)
Euro-OAT	81	3/22	15,127,570	14,651,822	(475,748)
U.S. Treasury Ultra Long-Term Bonds	84	3/22	16,044,192	15,870,749	(173,443)

Net unrealized depreciation on open futures contracts					$(1,284,666)

Abbreviation(s) used in this table:

BTP	— Buoni del Tesoro Poliennali (Italian Treasury Bonds)
OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)

At January 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PEN	4,100,000	USD	1,049,264	HSBC Securities Inc.	2/7/22	$14,966
PEN	146,300,000	USD	36,536,637	HSBC Securities Inc.	2/7/22	1,438,211
USD	9,388,817	PEN	36,100,000	HSBC Securities Inc.	2/7/22	18,400
NZD	22,380,000	USD	15,169,612	Goldman Sachs Group Inc.	2/8/22	(445,020)
NZD	31,550,000	USD	21,443,904	Goldman Sachs Group Inc.	2/8/22	(686,046)
USD	23,147,327	NZD	33,740,000	Goldman Sachs Group Inc.	2/8/22	948,591
USD	38,567,625	NZD	54,130,000	Goldman Sachs Group Inc.	2/8/22	2,953,588
USD	14,981,890	NZD	22,000,000	HSBC Securities Inc.	2/8/22	507,314
NZD	22,420,000	USD	15,272,504	JPMorgan Chase & Co.	2/8/22	(521,595)
NZD	33,520,000	USD	22,835,332	JPMorgan Chase & Co.	2/8/22	(781,342)
SGD	14,000,000	USD	10,387,976	Barclays Bank PLC	2/10/22	(25,681)
SGD	21,040,000	USD	15,531,229	HSBC Securities Inc.	2/10/22	41,821
USD	61,007,898	SGD	82,030,000	Morgan Stanley & Co. Inc.	2/10/22	292,249
KRW	17,300,000,000	USD	14,381,910	Citibank N.A.	2/11/22	(35,790)
USD	1,198,466	KRW	1,400,000,000	Citibank N.A.	2/11/22	37,508
USD	22,330,763	KRW	26,380,000,000	Citibank N.A.	2/11/22	455,003
ZAR	96,500,000	USD	6,266,968	Goldman Sachs Group Inc.	2/14/22	(558)
USD	34,563,273	ZAR	532,900,000	HSBC Securities Inc.	2/14/22	(41,594)
ZAR	6,200,000	USD	383,620	HSBC Securities Inc.	2/14/22	18,989
ZAR	14,100,000	USD	898,446	JPMorgan Chase & Co.	2/14/22	17,164
ZAR	14,100,000	USD	894,562	JPMorgan Chase & Co.	2/14/22	21,048
ZAR	14,200,000	USD	905,947	JPMorgan Chase & Co.	2/14/22	16,156
ZAR	42,500,000	USD	2,677,812	JPMorgan Chase & Co.	2/14/22	82,006
CNH	87,200,000	USD	13,735,744	HSBC Securities Inc.	2/18/22	(68,344)
USD	20,932,044	CNH	134,390,000	HSBC Securities Inc.	2/18/22	(131,740)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2022 Quarterly Report	5

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	39,243,199	CNH	251,430,000	HSBC Securities Inc.	2/18/22	$(164,995)
USD	24,095,871	MXN	507,700,000	Citibank N.A.	2/24/22	(420,294)
MXN	309,100,000	USD	14,578,470	Goldman Sachs Group Inc.	2/24/22	347,563
USD	754,688	MXN	15,500,000	Goldman Sachs Group Inc.	2/24/22	6,213
USD	21,092,881	MXN	455,100,000	Goldman Sachs Group Inc.	2/24/22	(883,299)
MXN	41,800,000	USD	1,972,666	JPMorgan Chase & Co.	2/24/22	45,801
MXN	213,600,000	USD	10,284,015	JPMorgan Chase & Co.	2/24/22	30,448
USD	15,793,849	MXN	324,900,000	Morgan Stanley & Co. Inc.	2/24/22	104,855
USD	50,782,438	GBP	37,630,000	Citibank N.A.	2/25/22	182,102
GBP	10,700,000	USD	14,278,080	HSBC Securities Inc.	2/25/22	110,004
GBP	2,570,000	USD	3,455,518	JPMorgan Chase & Co.	2/25/22	311
USD	16,367,034	GBP	12,240,000	JPMorgan Chase & Co.	2/25/22	(91,858)
GBP	15,050,000	USD	20,082,720	Morgan Stanley & Co. Inc.	2/25/22	154,725
THB	66,800,000	USD	1,999,701	HSBC Securities Inc.	3/1/22	6,280
THB	522,300,000	USD	15,623,224	JPMorgan Chase & Co.	3/1/22	61,266
USD	9,044,361	THB	299,400,000	National Australia Bank Ltd.	3/1/22	53,482
THB	79,500,000	USD	2,343,232	HSBC Securities Inc.	3/9/22	44,169
NOK	130,900,000	USD	14,608,560	HSBC Securities Inc.	3/10/22	99,116
USD	53,600,711	NOK	470,700,000	HSBC Securities Inc.	3/10/22	713,752
NOK	155,870,000	USD	17,381,365	JPMorgan Chase & Co.	3/10/22	131,892
NOK	339,800,000	USD	37,808,908	Morgan Stanley & Co. Inc.	3/10/22	370,375
CHF	33,590,000	USD	36,820,074	Barclays Bank PLC	3/11/22	(531,786)
USD	35,354,361	CHF	32,450,000	Goldman Sachs Group Inc.	3/11/22	297,649
USD	37,711,130	CHF	34,830,000	Goldman Sachs Group Inc.	3/11/22	83,233
USD	14,465,978	CHF	13,350,000	HSBC Securities Inc.	3/11/22	43,571
USD	3,555,100	CHF	3,280,000	Morgan Stanley & Co. Inc.	3/11/22	11,618
USD	60,423,782	CHF	55,550,000	Morgan Stanley & Co. Inc.	3/11/22	411,445
RUB	906,000,000	USD	11,544,342	Citibank N.A.	3/16/22	44,360
USD	753,170	KRW	900,000,000	Citibank N.A.	3/21/22	7,461
USD	16,863,491	KRW	20,120,000,000	Citibank N.A.	3/21/22	192,771
USD	21,252,947	KRW	25,240,000,000	Citibank N.A.	3/21/22	339,976
CAD	28,700,000	USD	22,429,410	HSBC Securities Inc.	3/21/22	146,824
USD	5,043,286	CAD	6,400,000	JPMorgan Chase & Co.	3/21/22	8,864
CLP	66,070,000,000	USD	78,621,067	HSBC Securities Inc.	4/8/22	3,114,510
USD	11,249,694	CLP	9,200,000,000	HSBC Securities Inc.	4/8/22	(131,679)
USD	19,388,005	CLP	15,840,000,000	HSBC Securities Inc.	4/8/22	(207,750)
USD	16,766,452	SEK	156,300,000	Citibank N.A.	4/11/22	(9,637)
SEK	337,300,000	USD	37,282,253	Goldman Sachs Group Inc.	4/11/22	(1,078,960)
SEK	127,600,000	USD	14,256,227	HSBC Securities Inc.	4/14/22	(559,936)

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Global Unconstrained Bond Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	217,200,000	USD	24,373,220	HSBC Securities Inc.	4/14/22	$(1,059,472)
BRL	35,050,000	USD	6,344,695	HSBC Securities Inc.	4/19/22	120,108
BRL	130,320,000	USD	23,638,243	HSBC Securities Inc.	4/19/22	398,653
USD	3,810,369	BRL	21,460,000	HSBC Securities Inc.	4/19/22	(147,824)
USD	8,172,199	BRL	46,110,000	HSBC Securities Inc.	4/19/22	(332,568)
USD	11,440,918	BRL	62,750,000	HSBC Securities Inc.	4/19/22	(133,018)
THB	607,400,000	USD	18,251,202	JPMorgan Chase & Co.	4/25/22	(6,853)
PLN	231,060,000	USD	56,785,591	Citibank N.A.	4/26/22	(534,868)
EUR	24,320,000	USD	27,340,009	JPMorgan Chase & Co.	4/26/22	40,097
USD	35,519,341	IDR	513,290,000,000	JPMorgan Chase & Co.	4/28/22	49,009
COP	23,240,000,000	USD	5,840,957	JPMorgan Chase & Co.	4/29/22	(19,329)
USD	23,731,861	COP	95,020,000,000	JPMorgan Chase & Co.	4/29/22	(70,683)

Total						$5,512,998

Abbreviation(s) used in this table:

BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Offshore Yuan
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2022 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Unconstrained Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies

8

Notes to Schedule of Investments (unaudited) (continued)

include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$214,904,983	—	$214,904,983
U.S. Government & Agency Obligations	—	134,177,872	—	134,177,872
Corporate Bonds & Notes	—	121,474,419	—	121,474,419
Collateralized Mortgage Obligations	—	25,164,296	—	25,164,296
Asset-Backed Securities	—	11,968,883	—	11,968,883
Convertible Bonds & Notes	—	2,547,881	—	2,547,881

Total Long-Term Investments	—	510,238,334	—	510,238,334

Short-Term Investments†	$72,796,510	—	—	72,796,510

Total Investments	$72,796,510	$510,238,334	—	$583,034,844

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$14,635,517	—	$14,635,517

Total	$72,796,510	$524,873,851	—	$597,670,361

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$1,284,666	—	—	$1,284,666
Forward Foreign Currency Contracts††	—	$9,122,519	—	9,122,519

Total	$1,284,666	$9,122,519	—	$10,407,185

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

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Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2022. The following transactions were effected in such company for the period ended January 31, 2022.

	Affiliate Value at October 31, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$20,793,652	$111,034,956	111,034,956	$59,032,098	59,032,098	—	$522	—	$72,796,510

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